CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 91,874	$ 92,540
Trade and other receivables (Note 4)	50,992	45,566
Income taxes receivable	37	36
Prepaids and deposits	10,910	8,604
Net investment in finance lease	24	43
Contract costs, net	7,929	7,452
Total current assets	161,766	154,241
Non-current assets:
Contract costs, net	13,174	12,606
Deferred tax asset	4,297	5,207
Right-of-use assets, net (Note 5)	798	1,131
Property and equipment, net (Note 6)	2,074	2,003
Intangible assets, net (Note 7)	1,516	1,671
Goodwill (Note 8)	14,048	13,854
Total assets	197,673	190,713
Current liabilities:
Trade and other payables	33,793	34,861
Automatic share repurchase plan liability (Note 10)	15,996	18,297
Income taxes payable	797	343
Deferred revenue	84,543	72,922
Provisions	3,537	0
Lease obligations (Note 5)	1,052	1,341
Acquisition holdback payables	848	838
Total current liabilities	140,566	128,602
Non-current liabilities:
Deferred revenue	684	794
Lease obligations (Note 5)	71	154
Employee benefit obligations	3,560	3,373
Deferred tax liability	359	29
Total liabilities	145,240	132,952
Shareholders’ equity
Share capital (Note 10)	252,287	253,295
Contributed surplus	18,211	19,109
Accumulated other comprehensive loss	(9,283)	(9,275)
Deficit	(208,782)	(205,368)
Total equity	52,433	57,761
Total liabilities and equity	$ 197,673	$ 190,713